AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 6.5%
$55,755	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	$56,777
270,000	Antares CLO 2017-1 Ltd. Series 2017-1A, Class CR, 2.89% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,4]	269,862
190,000	BCC Funding XVII LLC Series 2020-1, Class A2, 0.91%, 8/20/2025[1,2]	190,719
531,398	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	535,250
109,000	COMM 2020-CX Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,3]	104,408
764,971	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	784,784
	DRB Prime Student Loan Trust
18,169	Series 2016-B, Class A2, 2.89%, 6/25/2040[1,2]	18,448
143,492	Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	144,836
10,292	DT Auto Owner Trust Series 2018-2A, Class C, 3.67%, 3/15/2024[1,2]	10,305
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.92% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,235,634
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1T, 1.74% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,498,856
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 2.77% (3-Month USD Libor+255 basis points), 7/26/2029[1,2,4]	290,123
850,000	Series 2018-36A, Class C, 2.30% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	825,615
250,000	Series 2020-47A, Class C1, 3.44% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	249,749
139,650	Hunt CRE Ltd. Series 2017-FL1, Class A, 1.11% (1-Month USD Libor+100 basis points), 8/15/2034[1,2,4]	139,649
217,059	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	216,678
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 3.22% (3-Month USD Libor+300 basis points), 7/20/2029[1,2,4]	247,701
141,100	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 0.95% (3-Month USD Libor+77 basis points), 12/22/2069[1,2,4]	141,350
227,374	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	230,978
96,164	LoanCore Ltd. Series 2018-CRE1, Class A, 1.24% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	96,164

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$241,847	Navient Private Education Refi Loan Trust 2021-A Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	$241,057
	NextGear Floorplan Master Owner Trust
465,000	Series 2019-1A, Class A2, 3.21%, 2/15/2024[1,2]	476,350
588,000	Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	602,592
	SMB Private Education Loan Trust
165,175	Series 2017-B, Class A2B, 0.86% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	165,787
1,001,253	Series 2019-B, Class A2B, 1.11% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	1,007,834
1,500,000	Sofi Consumer Loan Program LLC Series 2017-4, Class B, 3.59%, 5/26/2026[1,2,3]	1,517,950
	Sofi Consumer Loan Program Trust
268,469	Series 2018-1, Class B, 3.65%, 2/25/2027[1,2]	273,042
348,650	Series 2019-4, Class A, 2.45%, 8/25/2028[1,2]	351,709
1,084,720	Textainer Marine Containers VII Ltd. Series 2021-1A, Class A, 1.68%, 2/20/2046[1,2]	1,052,437
571,521	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	550,290
568,812	U.S. Airways 2013-1 Class B Pass-Through Trust 5.37%, 5/15/2023	571,262
83,073	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	83,642
657,389	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	653,694
	TOTAL ASSET-BACKED SECURITIES
	(Cost $14,885,457)	14,835,532
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
236,027	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.21% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	234,441
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.28%, 12/10/2049[1,3]	86,969
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.28%, 10/15/2030[1,2,3]	208,499
732,000	Series 2012-CKSV, Class D, 4.28%, 10/15/2030[1,2,3]	380,640
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 3.11% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,4]	553,839
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,814,824)	1,464,388
	CORPORATE BONDS — 83.7%
	COMMUNICATIONS — 10.3%
1,256,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	1,221,460
	AT&T, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$750,000	4.75%, 5/15/2046[1]	$857,189
770,000	5.15%, 2/15/2050[1]	929,576
1,145,000	3.65%, 6/1/2051[1]	1,104,762
1,944,000	3.30%, 2/1/2052[1]	1,757,079
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	881,608
75,000	4.25%, 2/1/2031[1,2]	75,167
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	1,876,526
1,005,000	Comcast Corp. 3.45%, 2/1/2050[1]	1,033,609
192,000	Consolidated Communications, Inc. 5.00%, 10/1/2028[1,2]	193,498
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	775,568
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	275,700
423,000	6.50%, 2/1/2029[1,2]	467,415
349,000	4.13%, 12/1/2030[1,2]	346,655
1,144,000	4.63%, 12/1/2030[1,2]	1,125,256
544,000	3.38%, 2/15/2031[1,2]	512,720
	Frontier Communications Corp.
36,000	5.87%, 10/15/2027[1,2]	38,160
245,000	5.00%, 5/1/2028[1,2]	249,287
19,000	Gray Television, Inc. 4.75%, 10/15/2030[1,2]	18,834
616,000	Kenbourne Invest S.A. 4.70%, 1/22/2028[1,2,6]	633,248
221,000	Lamar Media Corp. 3.63%, 1/15/2031[1,2]	212,162
379,000	Lions Gate Capital Holdings LLC 5.50%, 4/15/2029[1,2]	379,042
282,000	Qwest Corp. 6.75%, 12/1/2021	291,517
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	111,237
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	40,283
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	636,202
1,104,000	T-Mobile USA, Inc. 3.38%, 4/15/2029[1]	1,115,371
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	448,800
850,000	4.81%, 3/15/2039	1,015,033

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$664,000	3.55%, 3/22/2051[1]	$661,060
329,000	4.67%, 3/15/2055	390,424
	ViacomCBS, Inc.
488,000	4.20%, 5/19/2032[1]	547,005
83,000	6.87%, 4/30/2036	114,527
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	199,750
1,440,000	Vodafone Group PLC 4.87%, 6/19/2049[6]	1,707,225
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	378,000
781,000	Walt Disney Co. 2.20%, 1/13/2028	797,458
126,000	Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75%, 8/15/2028[1,2]	128,047
		23,546,460
	CONSUMER DISCRETIONARY — 8.9%
250,000	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	268,595
215,740	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	217,356
360,578	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/2031	363,963
419,962	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	417,734
267,000	American Airlines Group, Inc. 5.00%, 6/1/2022[2]	262,328
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	363,832
161,000	5.75%, 4/20/2029[2,6]	171,594
221,000	Atento Luxco 1 S.A. 8.00%, 2/10/2026[1,2,6]	231,599
511,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.38%, 3/1/2029[1,2]	528,591
188,346	British Airways 2020-1 Class A Pass-Through Trust 4.25%, 11/15/2032[2]	197,230
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2,6]	134,172
623,000	4.75%, 10/20/2028[2,6]	677,123
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	2,539,824
	Ford Motor Co.
630,000	8.50%, 4/21/2023	702,450
230,000	9.00%, 4/22/2025[1]	278,556

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	$782,010
362,000	General Motors Co. 6.80%, 10/1/2027[1]	448,854
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	840,122
1,213,000	2.35%, 1/8/2031[1]	1,158,358
235,000	International Game Technology PLC 4.13%, 4/15/2026[1,2,6]	241,481
1,619,000	JetBlue 2020-1 Class A Pass-Through Trust 4.00%, 11/15/2032	1,745,428
443,000	Lowe's Cos., Inc. 3.00%, 10/15/2050[1]	411,274
77,000	Macy's Retail Holdings LLC 5.87%, 4/1/2029[1,2]	78,960
442,000	Marriott International, Inc. 5.75%, 5/1/2025[1]	507,015
667,000	Masco Corp. 1.50%, 2/15/2028[1]	640,123
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	289,747
1,267,000	Meritage Homes Corp. 3.88%, 4/15/2029[2]	1,267,000
	Newell Brands, Inc.
851,000	4.35%, 4/1/2023[1]	898,852
275,000	4.70%, 4/1/2026[1]	304,111
570,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	552,900
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,196,191
202,000	Travel + Leisure Co. 6.62%, 7/31/2026[1,2]	229,341
270,753	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	273,818
176,942	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	188,616
600,006	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	582,374
287,868	United Airlines 2020-1 Class A Pass-Through Trust 5.87%, 4/15/2029	319,111
		20,310,633
	CONSUMER STAPLES — 4.1%
743,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 3/15/2029[1,2]	707,068
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	51,778

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$152,000	5.95%, 2/14/2049[1]	$189,043
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.70%, 2/1/2036[1]	561,924
1,142,000	4.90%, 2/1/2046[1]	1,352,609
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	486,513
1,155,000	BAT Capital Corp. 3.98%, 9/25/2050[1]	1,081,570
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	381,919
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	370,260
580,000	Fresh Market, Inc. 9.75%, 5/1/2023[1,2]	596,675
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	458,105
750,000	Kroger Co. 4.50%, 1/15/2029[1]	868,835
515,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	490,537
434,000	Mondelez International, Inc. 1.50%, 2/4/2031[1]	396,599
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	659,883
635,000	Philip Morris International, Inc. 1.50%, 5/1/2025[1]	643,395
74,000	SEG Holding LLC / SEG Finance Corp. 5.63%, 10/15/2028[1,2]	77,515
		9,374,228
	ENERGY — 7.9%
325,000	Ecopetrol S.A. 6.87%, 4/29/2030[1,6]	395,655
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	192,150
	Energy Transfer Operating LP
314,000	3.75%, 5/15/2030[1]	323,507
500,000	6.25%, 4/15/2049[1]	585,460
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	635,038
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	126,231
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,077,316
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	773,315
	Kinder Morgan, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$410,000	8.05%, 10/15/2030	$555,534
600,000	5.55%, 6/1/2045[1]	711,988
779,000	Leviathan Bond Ltd. 6.12%, 6/30/2025[1,2,6]	843,267
	MPLX LP
515,000	4.88%, 6/1/2025[1]	579,966
641,000	4.25%, 12/1/2027[1]	719,867
249,000	5.50%, 2/15/2049[1]	291,762
983,000	4.90%, 4/15/2058[1]	1,043,910
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	122,866
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	916,185
737,000	7.77%, 12/15/2037[2]	976,161
659,000	Parkland Corp./Canada 4.50%, 10/1/2029[1,2,6]	661,274
379,000	Petrobras Global Finance B.V. 5.60%, 1/3/2031[1,6]	399,390
845,000	Petroleos del Peru S.A. 5.62%, 6/19/2047[2,6]	886,996
	Petroleos Mexicanos
225,000	6.50%, 1/23/2029[6]	227,221
304,000	5.95%, 1/28/2031[1,6]	291,840
492,000	6.35%, 2/12/2048[6]	409,639
136,000	6.95%, 1/28/2060[1,6]	117,300
275,000	Phillips 66 3.85%, 4/9/2025[1]	301,231
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	274,257
816,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030[1,2,6]	780,843
275,000	Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047[1]	293,629
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.00%, 1/15/2028[1]	400,881
809,000	5.50%, 3/1/2030[1]	849,450
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	295,698
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	885,380
		17,945,207
	FINANCIALS — 21.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
442,000	6.50%, 7/15/2025[1,6]	515,088
1,425,000	4.63%, 10/15/2027[1,6]	1,562,377

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,3,6]	$544,795
800,000	Allianz S.E. 3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+297 basis points)[1,2,6,8,9]	812,000
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	224,438
802,000	American International Group, Inc. 8.17% (3-Month USD Libor+420 basis points), 5/15/2058[1,7]	1,110,530
1,000,000	American Tower Corp. 2.75%, 1/15/2027[1]	1,043,316
	Bank of America Corp.
2,239,000	3.37% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	2,405,161
200,000	4.18%, 11/25/2027[1]	222,305
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,104,817
200,000	5.87%, 2/7/2042	272,932
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	755,779
292,000	Brighthouse Financial, Inc. 5.63%, 5/15/2030[1]	341,329
	Citigroup, Inc.
1,000,000	4.60%, 3/9/2026	1,128,425
804,000	5.30%, 5/6/2044	1,014,926
605,000	4.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+360 basis points)[1,3,8,9]	610,899
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,10]	483,210
697,000	Credit Suisse Group A.G. 2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	722,710
2,485,000	Crown Castle International Corp. 1.05%, 7/15/2026[1]	2,395,508
351,000	Danske Bank A/S 5.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+173 basis points), 1/12/2023[1,2,3,6]	362,097
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,090,795
983,000	Fidelity National Information Services, Inc. 2.25%, 3/1/2031[1]	962,813
852,000	Fifth Third Bancorp 2.38%, 1/28/2025[1]	888,048
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	252,526
790,000	1.97% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	826,726
1,220,000	3.80%, 3/15/2030[1]	1,342,839
250,000	6.75%, 10/1/2037	351,681

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	$260,158
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,6,7,8,9]	646,252
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	261,365
1,044,000	4.60% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+365 basis points)[1,3,6,8,9]	1,030,689
789,000	ING Groep N.V. 3.55%, 4/9/2024[6]	849,306
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	47,035
320,000	4.88%, 9/15/2029[1,2]	323,984
449,000	5.25%, 7/15/2030[1,2]	463,278
1,215,000	JPMorgan Chase & Co. 3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,3]	1,345,402
	LSEGA Financing PLC
606,000	1.38%, 4/6/2026[1,2,6]	600,178
261,000	2.50%, 4/6/2031[1,2,6]	257,413
	Massachusetts Mutual Life Insurance Co.
502,000	5.08%, 2/15/2069	583,743
236,000	4.90%, 4/1/2077[2]	279,092
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,785,904
333,000	10.75%, 8/1/2039[1]	556,406
1,150,000	6.40%, 12/15/2066[1]	1,441,946
773,000	Mizuho Financial Group, Inc. 1.06% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	778,012
	Morgan Stanley
850,000	4.88%, 11/1/2022	906,206
100,000	1.62% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	101,829
150,000	5.00%, 11/24/2025	172,345
300,000	4.35%, 9/8/2026	339,113
500,000	3.95%, 4/23/2027	552,934
838,000	3.85% (3-Month USD Libor+361 basis points)[1,3,8,9]	839,253
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	398,489
379,000	5.00% (3-Month USD Libor+330 basis points)[1,7,8,9]	413,584
845,000	Principal Financial Group, Inc. 3.24% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	830,212
	Prudential Financial, Inc.
750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	791,879
746,000	5.62% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	799,285
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	510,495
463,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 5.75%, 1/15/2029[1,2]	456,634

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$100,000	SAFG Retirement Services, Inc. 8.12%, 4/28/2023	$113,366
1,989,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,3,6]	2,090,936
1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points)[1,8,9,10]	1,291,838
250,000	UBS A.G. 7.62%, 8/17/2022[6]	272,491
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	33,428
	Wells Fargo & Co.
350,000	4.48%, 1/16/2024	385,059
600,000	3.00%, 2/19/2025	638,189
250,000	5.87% (3-Month USD Libor+399 basis points)[1,7,8,9]	275,250
1,219,000	3.90% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+345 basis points)[1,3,8,9]	1,231,068
1,010,000	Westpac Banking Corp. 2.67% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+175 basis points), 11/15/2035[1,3,6]	958,389
		49,260,505
	GOVERNMENTS — 2.5%
	Egypt Government International Bond
400,000	5.88%, 2/16/2031[2,6]	374,440
731,000	7.62%, 5/29/2032[2,6]	747,594
645,000	Ghana Government International Bond 8.75%, 4/7/2034[2,6]	633,454
527,000	Mexico Government International Bond 5.00%, 4/27/2051[1,6]	568,728
729,000	Morocco Government International Bond 3.00%, 12/15/2032[2,6]	683,283
370,000	Oman Government International Bond 7.00%, 1/25/2051[2,6]	364,450
542,000	Peruvian Government International Bond 2.78%, 1/23/2031[1,6]	541,463
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,224,760
461,000	Ukraine Government International Bond 7.25%, 3/15/2033[2,6]	458,603
		5,596,775
	HEALTH CARE — 4.9%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	626,273

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	$927,902
	Bausch Health Cos., Inc.
250,000	5.00%, 1/30/2028[1,2,6]	254,800
23,000	5.00%, 2/15/2029[1,2,6]	22,713
56,000	6.25%, 2/15/2029[1,2,6]	59,430
290,000	5.25%, 1/30/2030[1,2,6]	291,163
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[1,2]	1,145,323
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	404,438
	CVS Health Corp.
409,000	1.30%, 8/21/2027[1]	393,665
698,000	4.30%, 3/25/2028[1]	792,439
1,164,000	3.25%, 8/15/2029[1]	1,229,559
287,000	4.25%, 4/1/2050[1]	321,197
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	925,621
273,000	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.12%, 4/1/2029[1,2,6]	275,790
829,000	Royalty Pharma PLC 2.20%, 9/2/2030[1,2,6]	790,514
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	320,331
	Takeda Pharmaceutical Co., Ltd.
1,222,000	5.00%, 11/26/2028[1,6]	1,445,385
545,000	3.18%, 7/9/2050[1,6]	516,390
78,000	Tenet Healthcare Corp. 4.63%, 6/15/2028[1,2]	79,948
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.12%, 1/31/2025[1,6]	441,880
		11,264,761
	INDUSTRIALS — 4.1%
317,000	Allison Transmission, Inc. 3.75%, 1/30/2031[1,2]	307,094
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	440,838
200,000	4.25%, 11/1/2029[1,2]	214,422
	Boeing Co.
1,231,000	4.87%, 5/1/2025[1]	1,370,169
1,244,000	2.20%, 2/4/2026[1]	1,239,621
725,000	5.80%, 5/1/2050[1]	914,230
660,000	Carrier Global Corp. 2.72%, 2/15/2030[1]	665,548

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	General Electric Co.
$409,000	3.63%, 5/1/2030[1]	$439,725
59,000	4.13%, 10/9/2042	63,303
498,000	4.35%, 5/1/2050[1]	550,696
330,000	GFL Environmental, Inc. 3.50%, 9/1/2028[1,2,6]	320,100
100,000	Heathrow Funding Ltd. 4.87%, 7/15/2023[2,6]	100,827
200,000	Hidrovias International Finance SARL 4.95%, 2/8/2031[1,2,6]	200,000
515,000	Hillenbrand, Inc. 3.75%, 3/1/2031[1]	504,206
917,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 1.20%, 11/15/2025[1,2]	900,360
200,000	Sensata Technologies B.V. 4.00%, 4/15/2029[1,2,6]	203,606
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	572,908
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	53,197
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	209,382
		9,270,232
	MATERIALS — 6.1%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	426,259
511,000	Anglo American Capital PLC 2.63%, 9/10/2030[1,2,6]	500,509
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	521,336
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	199,500
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	156,795
1,290,000	Berry Global, Inc. 0.95%, 2/15/2024[1,2]	1,283,924
591,000	Braskem Idesa SAPI 7.45%, 11/15/2029[1,2,6]	586,937
	Braskem Netherlands Finance B.V.
980,000	4.50%, 1/31/2030[2,6]	984,577
1,049,000	5.87%, 1/31/2050[2,6]	1,053,500
400,000	Celulosa Arauco y Constitucion S.A. 4.20%, 1/29/2030[1,2,6]	430,500
	Cemex S.A.B. de C.V.
200,000	7.37%, 6/5/2027[1,2,6]	226,434
809,000	5.20%, 9/17/2030[1,2,6]	876,551

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$759,000	3.88%, 7/11/2031[1,2,6]	$740,784
337,000	Cleveland-Cliffs, Inc. 4.63%, 3/1/2029[1,2]	336,427
326,000	Corp Nacional del Cobre de Chile 3.15%, 1/15/2051[1,2,6]	297,023
357,000	FMG Resources August 2006 Pty Ltd. 4.38%, 4/1/2031[1,2,6]	363,694
632,000	IAMGOLD Corp. 5.75%, 10/15/2028[1,2,6]	640,090
200,000	INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026[1,2,6]	200,000
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	665,874
276,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.25%, 12/15/2025[1,2]	277,035
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	284,419
239,000	Nutrition & Biosciences, Inc. 1.83%, 10/15/2027[1,2]	233,550
382,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	400,336
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	323,564
922,000	Teck Resources Ltd. 6.12%, 10/1/2035[6]	1,129,280
104,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.12%, 4/1/2029[1,2,6]	107,250
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	506,374
236,000	Volcan Cia Minera S.A.A. 4.38%, 2/11/2026[1,2,6]	242,254
		13,994,776
	TECHNOLOGY — 5.3%
1,297,000	Apple, Inc. 2.65%, 5/11/2050[1]	1,175,216
	Broadcom, Inc.
1,125,000	4.25%, 4/15/2026[1]	1,248,136
1,810,000	4.75%, 4/15/2029[1]	2,033,399
169,000	3.75%, 2/15/2051[1,2]	162,306
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1,2]	263,373
926,000	8.35%, 7/15/2046[1,2]	1,405,633
500,000	Intel Corp. 3.25%, 11/15/2049[1]	495,180
374,000	Lam Research Corp. 1.90%, 6/15/2030[1]	362,200

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$151,000	Microsoft Corp. 2.68%, 6/1/2060[1]	$138,047
775,000	NXP B.V. / NXP Funding LLC 3.87%, 9/1/2022[2,6]	809,230
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	587,937
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	1,117,274
500,000	3.85%, 7/15/2036[1]	529,355
1,560,000	3.60%, 4/1/2040[1]	1,566,163
200,000	Seagate HDD Cayman 3.12%, 7/15/2029[1,2,6]	193,165
		12,086,614
	UTILITIES — 8.0%
650,000	AES Gener S.A. 6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,10]	696,313
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	491,483
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	896,269
1,676,000	Black Hills Corp. 3.88%, 10/15/2049[1]	1,676,352
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	690,102
229,000	CMS Energy Corp. 3.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+290 basis points), 12/1/2050[1,3]	226,710
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	225,752
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	300,197
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	482,454
	Edison International
508,000	2.40%, 9/15/2022[1]	518,155
393,000	3.55%, 11/15/2024[1]	422,237
634,000	5.37% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+470 basis points)[1,3,8,9]	645,095
526,000	Enel Finance International N.V. 4.63%, 9/14/2025[2,6]	595,392
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	253,574
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	255,312
	Exelon Corp.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$248,000	3.40%, 4/15/2026[1]	$268,184
905,000	4.05%, 4/15/2030[1]	1,003,895
	FirstEnergy Corp.
200,000	7.37%, 11/15/2031	267,442
735,000	5.35%, 7/15/2047[1]	825,531
664,000	Florida Power & Light Co. 3.99%, 3/1/2049[1]	761,381
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1,2]	334,213
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	389,973
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,158,840
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	236,121
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points)[1,8,9,10]	286,003
1,017,000	Northern States Power Co. 2.60%, 6/1/2051[1]	907,505
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	298,536
481,000	3.50%, 8/1/2050[1]	419,059
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	576,810
477,000	Rochester Gas & Electric Corp. 3.10%, 6/1/2027[1,2]	513,878
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	561,666
121,000	3.95%, 10/1/2046[1]	124,872
822,000	4.40%, 5/30/2047[1]	906,572
97,000	Superior Plus LP / Superior General Partner, Inc. 4.50%, 3/15/2029[1,2,6]	97,989
		18,313,867
	TOTAL CORPORATE BONDS
	(Cost $185,474,549)	190,964,058
	MUNICIPAL BONDS — 1.0%
1,455,000	State of California 7.55%, 4/1/2039	2,350,478
	TOTAL MUNICIPAL BONDS
	(Cost $2,261,359)	2,350,478
	U.S. GOVERNMENT AND AGENCIES — 5.5%
24,343	Fannie Mae Pool 6.00%, 7/1/2040	29,727
	United States Treasury Bond

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
1,837,500	1.25%, 5/15/2050	$1,382,000
360,000	1.38%, 8/15/2050	279,788
382,100	1.62%, 11/15/2050	317,143
2,493,700	1.87%, 2/15/2051	2,203,808
3,000,000	United States Treasury Floating Rate Note 0.24% (U.S. Treasury 3 Month Bill Money Market Yield), 7/31/2021[4]	3,002,178
	United States Treasury Note
4,983,000	0.50%, 2/28/2026	4,882,951
282,000	0.50%, 8/31/2027	267,889
900	1.50%, 2/15/2030	888
160,000	0.88%, 11/15/2030	147,825
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $12,720,172)	12,514,197

Number of Shares
	PREFERRED STOCKS — 0.1%
	GOVERNMENTS — 0.1%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points)[1,3,8,9]	294,700
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	294,700
	SHORT-TERM INVESTMENTS — 1.5%
3,289,557	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	3,289,557
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,289,557)	3,289,557
	TOTAL INVESTMENTS — 99.0%
	(Cost $220,745,606)	225,712,910
	Other Assets in Excess of Liabilities — 1.0%	2,356,710
	TOTAL NET ASSETS — 100.0%	$228,069,620

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

1	Callable.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $81,321,426, which represents 35.7% of total net assets of the Fund.
3	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
4	Floating rate security.
5	Step rate security.
6	Foreign security denominated in U.S. Dollars.
7	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2021. Security may convert at a future date to a floating rate or referenced rate and spread.
8	Interest-only security.
9	Perpetual security.
10	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2021. Security may convert at a future date to a variable rate of referenced rate and spread.
11	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Interest Rate Futures
(153)	10-Year U.S. Treasury Note	June 2021	$(20,146,235)	$(20,033,438)	$112,797
(5)	5-Year U.S. Treasury Note	June 2021	(619,922)	(616,992)	2,930
138	U.S. Treasury Long Bond	June 2021	21,592,517	21,333,938	(258,579)
(89)	Ultra 10-Year U.S. Treasury Note	June 2021	(12,941,484)	(12,788,188)	153,296
(38)	Ultra Long-Term U.S. Treasury Bond	June 2021	(7,159,763)	(6,886,313)	273,450
TOTAL FUTURES CONTRACTS			$(19,274,887)	$(18,990,993)	$283,894